Share-based Payments - Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Share-Based Payment Arrangements [Abstract]
Options outstanding, beginning of year (in shares) | shares	6,046	5,348
Granted (in shares) | shares	1,043	1,470
Cancelled / Forfeited (in shares) | shares	(1,281)	(54)
Expired (in shares) | shares	(849)	(718)
Options outstanding, end of year (in shares) | shares	4,959	6,046
Option exercisable, end of year (in shares) | shares	2,925	3,527
Weighed-average exercise price, beginning of year (in CAD/share) | $	$ 6.87	$ 9.05
Weighted-average exercise price, granted (in CAD/share) | $	2.16	2.19
Weighted-average exercise price, cancelled/forfeited (in CAD/share) | $	6.75	11.84
Weighted-average exercise price, expired (in CAD/share) | $	11.43	12.95
Weighed-average exercise price, end of year (in CAD/share) | $	5.10	6.87
Weighted-average exercise price, exercisable end of year (in CAD/share) | $	$ 6.87	$ 9.14